INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Summary of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($)			3 Months Ended	12 Months Ended
	Oct. 03, 2023	Aug. 15, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Distributions				$ 819,000,000	$ 673,000,000
Contributions				271,000,000	95,000,000
Tax return of capital distribution				61,000,000	0
PGI
Disclosure of joint ventures [line items]
Distributions	$ 35,000,000		$ 26,000,000	463,000,000	125,000,000
Contributions				$ 33,000,000	$ 49,000,000
Ownership interest in joint venture				6000.00%	6000.00%
Alliance
Disclosure of joint ventures [line items]
Distributions				$ 279,000,000	$ 342,000,000
Contributions				$ 20,000,000	$ 4,000,000
Ownership interest in joint venture				5000.00%	5000.00%
Aux Sable
Disclosure of joint ventures [line items]
Distributions				$ 70,000,000	$ 134,000,000
Contributions				163,000,000	3,000,000
Veresen Midstream
Disclosure of joint ventures [line items]
Distributions				0	66,000,000
Contributions				$ 0	$ 13,000,000
Ownership interest in joint venture		45.00%		0.00%	0.00%
Cedar LNG
Disclosure of joint ventures [line items]
Distributions				$ 0	$ 0
Contributions				$ 41,000,000	$ 26,000,000
Ownership interest in joint venture				4990.00%	4990.00%
Other
Disclosure of joint ventures [line items]
Distributions				$ 7,000,000	$ 6,000,000
Contributions				$ 14,000,000	$ 0
Ownership interest in joint venture				50.00%